Schedule of Investments (unaudited) November 30, 2019	iShares® Currency Hedged MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI Canada ETF(a)	1,307,645	$38,745,521

Total Investment Companies — 99.9% (Cost: $36,703,133)		38,745,521

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(a)(b)	438,000	438,000

Total Short-Term Investments — 1.1% (Cost: $438,000)		438,000

Total Investments in Securities — 101.0% (Cost: $37,141,133)		39,183,521

Other Assets, Less Liabilities — (1.0)%		(398,337)

Net Assets — 100.0%		$38,785,184

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,183,927	—	(7,183,927	)(a)	—	$—	$3,439	(b)	$(6)	$12
BlackRock Cash Funds: Treasury, SL Agency Shares	480,000	—	(42,000	)(a)	438,000	438,000	483		—	—
iShares MSCI Canada ETF	1,354,924	18,289	(65,568)		1,307,645	38,745,521	—		230,562	1,676,658

						$39,183,521	$3,922		$230,556	$1,676,670

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	39,729,732	CAD	51,991,000	MS	12/03/19	$588,724
USD	38,781,200	CAD	51,467,000	MS	01/03/20	20,301

						609,025

CAD	51,991,000	USD	39,185,894	MS	12/03/19	(44,886)
USD	49,696	CAD	66,000	MS	01/03/20	(10)

						(44,896)

	Net unrealized appreciation					$564,129

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Currency Hedged MSCI Canada ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$38,745,521	$—	$—	$38,745,521
Money Market Funds	438,000	—	—	438,000

	$39,183,521	$—	$—	$39,183,521

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$609,025	$—	$609,025
Liabilities
Forward Foreign Currency Exchange Contracts	—	(44,896)	—	(44,896)

	$—	$564,129	$—	$564,129

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

CAD	Canadian Dollar

USD	United States Dollar

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